UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  December 31, 2006

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
?
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Form 13F File Number:




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
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?







Title:
Chief Operating Officer
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Phone:
212-328-7140
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Signature, Place and Date of Signing:



















?Marc Simons
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?New York, NY
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?

?1/26/06


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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55








Form 13F Information Table Value Total:
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       $1,709,496





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE



















COLUMN 1

COLUMN 2

COLUMN 3

COLUMN 4

COLUMN 5

COLUMN 6

COLUMN 7

COLUMN 8

























VALUE

SHRS OR
SH/
PUT/

INVESTMENT

OTHER

VOTING AUTHORITY
NAME OF ISSUER

TITLE OF CLASS

CUSIP

(X$1000)

PRN AMT
PRN
CALL

DISCRETION

MANAGERS

SOLE
SHARED
NONE
AG 1.75% 31 DEC 2033-B

NOTE

001084AL6

             7,567

          5,000,000
PRN


SOLE



X


AHG 3.375% 01 SEP 2033

NOTE

037933AB4

             5,023

          5,000,000
PRN


SOLE



X


AMGN 0.125% 1 FEB 2011

NOTE

031162AN0

             9,835

         10,000,000
PRN


SOLE



X


AMZN 4.75% 01 FEB 2009

NOTE

023135AF3

            12,017

          12,241,000
PRN


SOLE



X


BARRICK GOLD CORP

COM

067901108

             2,046

                66,648
SH


SOLE



X


BARRICK GOLD CORP

CALL

067901908

                982

                   3,200
SH
CALL

SOLE



X


BARRICK GOLD CORP

PUT

067901958

             2,763

                   9,000
SH
PUT

SOLE



X


BARRICK GOLD CORP

PUT

067901958

              5,219

                 17,000
SH
PUT

SOLE



X


BARRICK GOLD CORP

PUT

067901958

                768

                   2,500
SH
PUT

SOLE



X


BARRICK GOLD CORP

PUT

067901958

            15,319

                49,900
SH
PUT

SOLE



X


BEST BUY CO INC

COM

086516101

              5,613

                 114,100
SH


SOLE



X


BLK 2.625% 15 FEB 2035

DBCV

09247XAB7

             9,667

          6,256,000
PRN


SOLE



X


BLK 2.625% 15 FEB 2035 144A

DBCV

09247XAA9

             2,777

           1,797,000
PRN


SOLE



X


CA 1.625%  15 DEC 2009

NOTE

204912AQ2

           12,030

         10,000,000
PRN


SOLE



X


CBRL GROUP INC

COM

12489V106

             11,190

              250,000
SH


SOLE



X


CCL 0% 24 OCT 2021

NOTE

013809895

             8,255

         10,000,000
PRN


SOLE



X


CDN 0% 15 AUG 2023

NOTE

127387AB4

              2,971

          2,500,000
PRN


SOLE



X


CEPH 0% 15 JUN 2033 A*

NOTE

156708AK5

            12,019

           9,491,000
PRN


SOLE



X


CEPH 0% 15 JUN 2033 SER B

NOTE

156708AL3

             6,635

          5,000,000
PRN


SOLE



X


CHIPOTLE MEXICAN GRI-CL B (NYS)

CL B

169656204

          32,767

               630,138
SH


SOLE



X


CHIPOTLE MEXICAN GRI-CL B (NYS)

PUT

169483954

         122,200

              235,000
SH
PUT

SOLE



X


CUMMINS INC EQUITY

PUT

231021106

        365,885

              309,600
SH
PUT

SOLE



X


EXPEDIA INC (NMS)

COM

30212P105

             2,098

               100,000
SH


SOLE



X


F 4.25% 15 DEC 2036

NOTE

345370CF5

             2,676

          2,500,000
PRN


SOLE



X


GLOBAL SIGNAL INC-ACQ

COM

37944Q103

              4,514

                85,700
SH


SOLE



X


HRS 3.5% 15 AUG 2022

DBCV

413875AH8

              5,012

          2,455,000
PRN


SOLE



X


JENNIFER CONVERTIBLES INC

COM

476153101

                236

                44,359
SH


SOLE



X


LOW 0.861% 19 OCT 2021

NOTE

548661CG0

           16,233

         15,000,000
PRN


SOLE



X


MCDTA 2.25% 15 FEB 2010

NOTE

580031AD4

             3,758

          4,000,000
PRN


SOLE



X


METRO HEALTH NETWORKS INC

COM

592142103

                 361

                118,000
SH


SOLE



X


MOVIE STAR INC

COM

624591103

                 138

                88,000
SH


SOLE



X


MRX 2.5% 06 JUN 2032

NOTE

58470KAA2

           12,495

         10,000,000
PRN


SOLE



X


NASDAQ-100 TRUST SERIES 1

UNIT SER 1

631100104

                604

                 14,000
SH


SOLE



X


OMCO 0% 31 JUL 2032

NOTE

681919AM8

             2,569

          2,500,000
PRN


SOLE



X


OWENS CORNING INC(NYS)

COM

690742101

             5,897

               197,222
SH


SOLE



X


REVLON INC

CL A

761525500

              1,334

            1,041,902
SH


SOLE



X


RIG 1.5% 15 MAY 2021

DBCV

012970994

          22,828

         19,602,000
PRN


SOLE



X


SPDR TRUST SERIES 1

CALL

78462F903

         177,025

               125,000
SH
CALL

SOLE



X


SPDR TRUST SERIES 1

CALL

78462F903

          141,620

               100,000
SH
CALL

SOLE



X


SPDR TRUST SERIES 1

PUT

78462F953

          141,620

               100,000
SH
PUT

SOLE



X


SPDR TRUST SERIES 1

PUT

78462F953

         177,025

               125,000
SH
PUT

SOLE



X


SPDR TRUST SERIES 1

PUT

78462F953

          141,620

               100,000
SH
PUT

SOLE



X


SPDR TRUST SERIES 1

PUT

78462F953

          35,405

                25,000
SH
PUT

SOLE



X


SPDR TRUST SERIES 1

UNIT SER 1

78462F103

                567

                    4,001
SH


SOLE



X


SPORT-HALEY INC

COM

848925103

                    14

                   2,900
SH


SOLE



X


SUPERVALU INC C

CALL

868536903

          44,688

               125,000
SH
CALL

SOLE



X


SUPERVALU INC P

PUT

868536953

          42,900

               120,000
SH
PUT

SOLE



X


TEVA 0.25% 01 FEB 2026 #C

DBCV

88163VAE9

             2,386

          2,500,000
PRN


SOLE



X


TEVA 4.5% 15 MAY 2008

NOTE

465823AG7

           15,737

         15,668,000
PRN


SOLE



X


VERITAS DGC INC

COM

92343P107

          20,277

              236,800
SH


SOLE



X


VSH 3.625% 01 AUG 2023

NOTE

928298AF5

           10,048

         10,000,000
PRN


SOLE



X


WEIGHT WATCHERS INATL INC.

COM

948626106

              1,056

                  20,110
SH


SOLE



X


WOLVERINE TUBE INC (PNK)

COM

978093102

                 120

                98,700
SH


SOLE



X


YHOO 0% 01 APR 2008

FRNT

984332AB2

          20,623

         15,870,000
PRN


SOLE



X


ZWEIG TOTAL RETURN FUND INC

COM

989837109

             2,465

              445,000
SH


SOLE



X